Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2021	$ 28	$ 112
Total remaining lease payments	28	112
Less: imputed interest	0	(4)
Total operating lease liabilities	28	108	$ 514
Less: current portion	(28)	(108)
Long-term operating lease liabilities	$ 0	$ 0	$ 0
Weighted-average remaining lease term (in years)	0 years	1 year
Weighted-average discount rate	9.00%	9.00%